CASH GENERATED BY OPERATIONS	12 Months Ended
Jun. 30, 2018
Cash flows from (used in) operating activities [abstract]
Disclosure of cash flows from (used in) operations [text block]
13	CASH GENERATED BY OPERATIONS

	Amounts in R million	Note	2018	2017

	Profit/(loss) before tax		32.4	(36.7)
	Adjusted for
	Depreciation	9	168.0	179.8
	Movement in gold in process and finished stock	5.1	(24.5)	(4.8)
	Change in estimate of environmental rehabilitation	10 , 23	(2.9)	0.6
	Environmental rehabilitation payments	10 , 23	(3.4)	(7.9)
	Increase in long-term incentive liability	18.1	17.2	10.0
	Profit on disposal of property, plant and equipment	5.2	-	(12.9)
	Loss on disposal of property, plant and equipment	5.3	0.6	-
	Finance income	6	(38.8)	(40.0)
	Finance expense	7	58.4	52.2
	Other non-cash items		1.3	(1.0)

	Operating cash flows before working capital changes		208.3	139.3

	Working capital changes		14.6	(117.8)
	Change in trade and other receivables		22.2	(57.6)
	Change in long-term receivable	24.2	(27.4)	-
	Change in inventories		(28.2)	(14.8)
	Change in trade and other payables and employee benefits		48.0	(45.4)

	Cash generated by operations		222.9	21.5